AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
January 31, 2021
	Shares	Value
Common Stocks - 97.5%
Communication Services - 5.3%
Bandwidth, Inc., Class A*,1	4,455	$793,614
The EW Scripps Co., Class A	105,200	1,558,012

Total Communication Services		2,351,626
Consumer Discretionary - 14.6%
Asbury Automotive Group, Inc.*	11,578	1,651,139
Bally's Corp.	16,111	845,505
Bright Horizons Family Solutions, Inc.*	3,068	466,244
Caesars Entertainment, Inc.*	12,047	847,988
Deckers Outdoor Corp.*	2,492	727,614
Lithia Motors, Inc., Class A1	1,429	455,394
PubMatic, Inc., Class A*,1	14,055	558,686
RH*,1	963	457,772
Vroom, Inc.*,1	13,957	514,036

Total Consumer Discretionary		6,524,378
Consumer Staples - 1.0%
BJ's Wholesale Club Holdings, Inc.*,1	11,141	468,702
Financials - 6.7%
Assetmark Financial Holdings, Inc.*	12,725	292,930
Focus Financial Partners, Inc., Class A*	14,226	676,873
Kinsale Capital Group, Inc.	1,173	220,008
Palomar Holdings, Inc.*	11,877	1,182,830
Primerica, Inc.	4,335	603,909

Total Financials		2,976,550
Health Care - 31.6%
ACADIA Pharmaceuticals, Inc.*	15,213	730,985
AdaptHealth Corp.*	36,389	1,392,607
Addus HomeCare Corp.*	10,633	1,196,744
Aurinia Pharmaceuticals, Inc. (Canada)*,1	31,356	523,959
Biohaven Pharmaceutical Holding Co., Ltd.*,1	2,097	178,706
Blueprint Medicines Corp.*	5,501	532,222
Catalent, Inc.*	7,880	906,594
Denali Therapeutics, Inc.*	3,561	243,928
Forma Therapeutics Holdings, Inc.*	11,858	458,074
Global Blood Therapeutics, Inc.*,1	13,803	691,806
Haemonetics Corp.*	1,530	174,864
Insmed, Inc.*	12,905	485,099
Invitae Corp.*,1	8,352	413,591
Kodiak Sciences, Inc.*,1	2,186	276,114
LHC Group, Inc.*	8,959	1,784,812
Mirati Therapeutics, Inc.*	2,443	501,621
NeoGenomics, Inc.*	9,562	506,977
	Shares	Value

R1 RCM, Inc.*	44,846	$1,131,465
Syneos Health, Inc.*	3,799	282,456
Tandem Diabetes Care, Inc.*	4,720	437,308
TG Therapeutics Inc.*,1	7,298	352,274
Trillium Therapeutics, Inc. (Canada)*,1	15,946	209,690
Turning Point Therapeutics, Inc.*,1	5,506	690,948

Total Health Care		14,102,844
Industrials - 10.7%
ASGN, Inc.*	5,772	478,556
The AZEK Co., Inc.*	16,162	644,702
Ballard Power Systems, Inc. (Canada)*	7,790	266,184
Bloom Energy Corp., Class A*,1	3,577	124,873
Casella Waste Systems, Inc., Class A*	20,589	1,178,514
Evoqua Water Technologies Corp.*	24,284	661,739
Helios Technologies, Inc.	4,356	237,620
Proto Labs, Inc.*,1	1,092	231,286
Sunrun, Inc.*	3,888	269,322
UFP Industries, Inc.	6,658	359,133
Upwork, Inc.*	7,625	316,056

Total Industrials		4,767,985
Information Technology - 24.1%
BigCommerce Holdings, Inc., Series 1*,1	5,910	472,445
Domo, Inc., Class B*	8,303	526,327
Enphase Energy, Inc.*	2,838	517,509
Envestnet, Inc.*	5,100	391,323
Five9, Inc.*	1,839	305,734
Lattice Semiconductor Corp.*	10,227	410,205
LivePerson, Inc.*,1	15,571	986,579
LiveRamp Holdings, Inc.*	5,868	444,266
Medallia, Inc.*,1	14,506	601,999
Model N, Inc.*	18,160	617,077
Q2 Holdings, Inc.*,1	10,883	1,392,915
Rapid7, Inc.*,1	5,873	509,894
Sailpoint Technologies Holdings, Inc.*,1	12,165	672,846
Semtech Corp.*	7,618	540,497
Silicon Laboratories, Inc.*	6,806	892,743
Synaptics, Inc.*,1	11,985	1,189,152
Tenable Holdings, Inc.*	5,324	263,485

Total Information Technology		10,734,996
Real Estate - 0.8%
Redfin Corp.*	5,260	374,565

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Utilities - 2.7%
Sunnova Energy International, Inc.*	27,459	$1,204,077

Total Common Stocks (Cost $31,782,989)		43,505,723

Principal Amount
Short-Term Investments - 3.7%
Joint Repurchase Agreements - 2.1%[2]
Citigroup Global Markets, Inc., dated 01/29/21, due 02/01/21, 0.060% total to be received $955,759 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.375% - 8.500%, 02/01/23 - 01/01/59, totaling $974,869)	$955,754	955,754

	Shares
Other Investment Companies - 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[3]	233,308	233,308
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[3]	233,308	233,308
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[3]	240,377	240,377

Total Other Investment Companies		706,993

Total Short-Term Investments (Cost $1,662,747)		1,662,747
Value

Total Investments - 101.2% (Cost $33,445,736)	$45,168,470
Other Assets, less Liabilities - (1.2)%	(554,163)
Net Assets - 100.0%	$44,614,307

*	Non-income producing security.
[1]	Some of these securities, amounting to $11,311,243 or 25.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the January 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Managers LMCG Small Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of January 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$43,505,723	—	—	$43,505,723
Short-Term Investments
Joint Repurchase Agreements	—	$955,754	—	955,754
Other Investment Companies	706,993	—	—	706,993
Total Investments in Securities	$44,212,716	$955,754	—	$45,168,470

†	All common stocks and exchange traded funds held or shorted in the Fund are Level 1 securities. For a detailed breakout of common stocks and exchange traded funds by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.
For the period ended January 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at January 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$11,311,243	$955,754	$10,890,405	$11,846,159
The following table summarizes the securities received as collateral for securities lending at January 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	02/04/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.